Equity-Based Compensation - Fair Value of the Predecessor Promissory Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of shares vested	$ 9	$ 23
Predecessor Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of shares vested	$ 12	$ 228